Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net Investment Income [Line Items]
Impairment of short-term investments		0	0
Interest income	$ 13,827,133	83,705,315	86,194,786	102,202,930